WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants [Member]
Annual Risk-Free Rate	5-year T-Bill	2-year T-Bill	2-year T-Bill
Number of warrants outstanding	838,100
Exercise (strike) price of Security	$ 1.00
Warrants [Member] | Minimum[Member]
Price of the Issuer's Security	$ 0.75	$ 1.00	$ 1.00
Exercise (strike) price of Security		$ 0.75	$ 0.75
Time to Maturity in years			3 years
Annualized Volatility (Beta)	90.00%	59.00%	59.00%
Warrants [Member] | Maximum [Member]
Price of the Issuer's Security	$ 1.25	$ 7.00	$ 2.00
Exercise (strike) price of Security		$ 1.50	$ 1.50
Time to Maturity in years			5 years
Annualized Volatility (Beta)	100.00%	100.00%	493.00%
Talent Warrants [Member]
Number of warrants outstanding	450,000
Representatives' Warrants [Member]
Number of warrants outstanding	338,100
Compensation Warrants [Member]
Number of warrants outstanding	500,000
Talent Designee Warrants [Member]
Number of warrants outstanding	50,000